Supplement Dated June 8, 2026
To The Updating Summary Prospectuses Dated April 27, 2026 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following changes have been made to “Appendix A: (Investment Options Available Under the Contract)” of your updating summary prospectus, in order to reflect sub-adviser changes:

➢    Effective April 27, 2026:

•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

______________________________
(To be used with JMV23537NYUSP 04/26, JMV21086NYUSP 04/26, JMV23538NYUSP 04/26, JMV25288NYUSP 04/26, JMV21451NYUSP 04/26, JMV18691NYUSP 04/26, JMV8037NYUSP 04/26, JMV8037BENYUSP 04/26, JMV7697NYUSP 04/26, NV5890USP 04/26, NV4224USP 04/26, JMV9476NYUSP 04/26, JMV9476WFNYUSP 04/26, and JMV16966NYUSP 04/26)

VPS00150 06/26